Other Financial Assets	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Financial Assets	Other Financial Assets

	JPY (millions) As of March 31
	2023	2024
Derivative assets (Note 27)	¥79,654	¥120,223
Investment in convertible notes at fair value through P&L (Note 27)	11,435	13,459
Investment in debt instruments at fair value through P&L (Note 27)	1,063	1,113
Investment in equity instruments at fair value through OCI (Note 27)	157,731	182,887
Financial assets associated with contingent consideration arrangements (Note 27)	23,806	12,293
Other	26,168	25,892
Total	¥299,857	¥355,866
Non-current	¥279,683	¥340,777
Current	¥20,174	¥15,089
As of March 31, 2023 and 2024, equity instruments included JPY 74,495 million and JPY 93,962 million, respectively, of investments in public companies. These are considered Level 1 in the fair value hierarchy as defined in Note 27. The remainder of the equity instruments primarily relates to investments acquired in connection with collaborations and licensing agreements (Note 13) and are considered Level 3 investments in the fair value hierarchy.
As of March 31, 2023 and 2024, financial assets associated with contingent consideration arrangements are assets mainly recognized in relation to the divestiture of XIIDRA (Note 27) and are considered Level 3 investments in the fair value hierarchy.